Cover	May 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2024
Current Fiscal Year End Date	--10-31
Entity File Number	811-21319
Entity Registrant Name	Calamos Convertible and High Income Fund
Entity Central Index Key	0001222719
Entity Tax Identification Number	02-0683363
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2020 Calamos Court
Entity Address, City or Town	Naperville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60563
City Area Code	630
Local Phone Number	245-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	CHY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false